Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued Expenses and Other Current Liabilities
Accrual for salary and bonus		¥ 25,536	¥ 15,603
Accrual for employee benefits		43,667	34,126
Advertising fees payable		45,859	19,397
Taxes payable		169,524	107,090
Office expenses		12,821	10,395
Deposits from merchants		12,789	9,489
Others		33,740	18,866
Accrued Expenses and Other Current Liabilities	$ 52,862	¥ 343,936	¥ 214,966